Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
American Balanced Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class A (with sales charge)
Accumulated Value				$ 9,426				$ 10,238				$ 11,823				$ 11,503				$ 13,712				$ 15,200				$ 17,597			$ 15,466			$ 17,632			$ 20,268	$ 24,011
American Balanced Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class C (with sales charge)
Accumulated Value				10,000				10,770				12,341				11,915				14,092				15,508				17,817			15,545			17,584			20,212	23,946
American Balanced Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class T (with sales charge)
Accumulated Value		$ 9,750			$ 10,814					$ 10,545				$ 12,600				$ 14,004				$ 16,255				$ 14,319			$ 16,371			$ 18,860			$ 22,401
American Balanced Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class F-1
Accumulated Value				10,000				10,850				12,521				12,173				14,498				16,066				18,589			16,326			18,606			21,372	25,310
American Balanced Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class F-2
Accumulated Value				10,000				10,880				12,588				12,271				14,657				16,280				18,888			16,638			19,005			21,894	25,987
American Balanced Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class F-3
Accumulated Value			$ 10,000			$ 11,317					$ 11,042				$ 13,203				$ 14,679				$ 17,047				$ 15,034			$ 17,190			$ 19,822			$ 23,557
American Balanced Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class 529-A (with sales charge)
Accumulated Value				9,651				10,471				12,086				11,749				13,995				15,505				17,942			15,765			17,965			20,644	24,453
American Balanced Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				10,763				12,329				11,893				14,066				15,469				17,900			15,728			17,923			20,596	24,396
American Balanced Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class 529-E
Accumulated Value				10,000				10,824				12,460				12,083				14,363				15,883				18,337			16,072			18,273			20,944	24,750
American Balanced Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class 529-T (with sales charge)
Accumulated Value		9,750			10,811					10,535				12,581				13,976				16,209				14,277			16,311			18,786			22,300
American Balanced Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class 529-F-1
Accumulated Value				10,000				10,875				12,581				12,259				14,635				16,255				18,845			16,582			18,928			21,784	25,847
American Balanced Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class 529-F-2
Accumulated Value	$ 10,000								$ 12,721				$ 11,205				$ 12,801				$ 14,746				$ 17,512
American Balanced Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class 529-F-3
Accumulated Value	10,000								12,727				11,214				12,818				14,772				17,546
American Balanced Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class R-1
Accumulated Value				10,000				10,774				12,343				11,913				14,089				15,502				17,810			15,538			17,578			20,050	23,574
American Balanced Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class R-2
Accumulated Value				10,000				10,774				12,345				11,917				14,091				15,505				17,809			15,534			17,571			20,044	23,566
American Balanced Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class R-2E
Accumulated Value				10,000				10,810				12,420				12,022				14,258				15,732				18,126			15,855			17,985			20,573	24,259
American Balanced Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class R-3
Accumulated Value				10,000				10,824				12,454				12,075				14,342				15,849				18,284			16,017			18,197			20,849	24,619
American Balanced Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class R-4
Accumulated Value				10,000				10,850				12,524				12,177				14,508				16,082				18,610			16,351			18,633			21,410	25,356
American Balanced Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class R-5E
Accumulated Value				10,000				10,865				12,572				12,247				14,619				16,237				18,830			16,574			18,930			21,791	25,861
American Balanced Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class R-5
Accumulated Value				10,000				10,888				12,605				12,294				14,688				16,327				18,952			16,703			19,091			22,004	26,134
American Balanced Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							American Balanced Fund — Class R-6
Accumulated Value				10,000				10,890				12,615				12,309				14,716				16,367				19,005			16,757			19,164			22,096	26,261
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	11,514	11,875		11,196	14,828	11,009	11,354	13,640	12,143	14,476	14,929	13,042	15,335	17,139	17,676	17,149	19,172	22,059	22,750	20,304	22,600	18,064	18,629	26,132	22,813	23,527	21,399	28,521	29,413	27,025	33,620	34,672	33,786	39,827
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,996	11,243		10,831	12,685	10,738	10,979	12,370	10,682	13,119	13,414	12,079	12,570	15,052	15,390	14,758	14,461	17,438	17,830	16,932	16,442	14,685	15,015	19,617	17,280	17,669	16,520	19,880	20,327	19,439	22,604	23,112	22,364	25,428
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,254	$ 10,348		$ 10,265	$ 9,956	$ 10,255	$ 10,349	$ 10,628	$ 8,661	$ 11,149	$ 11,251	$ 10,630	$ 9,140	$ 11,986	$ 12,096	$ 11,556	$ 9,254	$ 11,801	$ 11,909	$ 12,424	$ 9,930	$ 10,266	$ 10,360	$ 12,232	$ 10,833	$ 10,932	$ 10,641	$ 10,969	$ 11,069	$ 11,229	$ 11,769	$ 11,877	$ 11,369	$ 12,199